Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 7 — REVENUE RECOGNITION

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, “Revenue from contracts with Customers”.

The Company generates revenues from advertising, sponsorship and league tournaments, and through the operation of its live streaming platform using a revenue model whereby gamers and creators can get free access to certain live streaming of amateur tournaments, and gamers and creators pay fees or subscriptions to compete in league competitions. The Company enters into contracts which may include combinations of products, support and professional services, which may be accounted for as separate performance obligations with differing revenue recognition patterns.

At the end of September 30, 2025 and December 31, 2024, the Company did not have any contract assets or liabilities arising from contracts with customers. This was due to the fact that all service agreements for tournaments were entered into and completed in the same period.

Performance Obligations

The Company earns the majority of its revenue from hosting video gaming tournaments. The main performance obligation has been organizing and executing these tournaments. There are many different deliverables that are noted or implied in these contracts with customers including but not limited to, planning the event, identifying vendors and locations, completing administrative tasks, managing the event staff, coordinating the tournaments, and executing sponsorship advertisement. Contracts vary in length and extent of deliverables. Some tournaments are single events, while others require the Company to have qualifiers leading up to a championship event. In the case of contracts for longer tournament deliverables, the Company has identified each qualifier and each championship event as performance obligations. For single event contracts, the performance obligation is the execution of the event. These performance obligations are met once the tournaments are hosted and completed.

In the case of revenue earned from the Twitch Affiliate Program, the Company’s performance obligations is to create content and maintain a channel to which (i) customers can subscribe, (ii) ads can be played to viewers by Twitch to generate revenue and (iii) customers can use bits. These performance obligations are monitored by Twitch and the Company receives the revenue from those obligations. On a monthly basis, the Company receives from Twitch its respective portion of the revenue generated by its content. This source of revenue is insignificant and not a main source of income for the Company.

Judgments and Estimates

The Company’s contracts include commitments to transfer tournament hosting and a gaming community platform service that customers can subscribe to. Judgment is required to allocate the transaction price to each performance obligation. The Company has carefully evaluated the timing of when the completion of performance obligations occurs for tournament hosting revenue and has determined that it occurs at the point in time in which the event has been completed. For single event tournaments, the Company determines the transaction price to be the contracted amount and allocates that price to the single performance obligation. In the case of tournaments with multiple events and performance obligations, the Company evaluates the magnitude of the performance obligations to make an estimate of the allocation of the transaction price (total contract amount) to the multiple performance obligations. It is the Company’s judgment that the transaction price for multiple event tournaments is allocated evenly throughout each of the total qualifier and championship match events. The reasoning is because at each event, there is no distinguishable difference in the amount of advertising and/or other obligations that are performed and thus, service that is provided for the customer.

In the case of subscription revenue, which is recognized over time, the Company has determined that the revenue is earned ratably over the period of the subscription. Revenue is recognized evenly over the subscription period because there is no discernable difference in the amount of service that is provided in each of the days within the subscription period.

Costs to Obtain or Fulfill a Contract

The revenue recognition standard requires the capitalization of certain incremental costs of obtaining a contract. These typically are represented by commission expenses. Prior to the Company’s adoption of the new revenue standard, commission expenses would be recognized in the period incurred. Under the revenue recognition standard, the Company is required to recognize these expenses over the period of benefit associated with these costs. This results in a deferral of certain commission expenses each period. There were no deferred commissions related to contracts that were or were not completed prior to September 30, 2025 and December 31, 2024. The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year.

NOTE 8 — REVENUE RECOGNITION

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, “Revenue from contracts with Customers”. Under this guidance, the Company contemplates and accounts for the five different steps that are necessary to analyze and account for revenue. Those are the following:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when or as performance obligations are satisfied

The Company generates revenues from advertising, sponsorship and league tournaments, and through the operation of its live streaming platform using a revenue model whereby gamers and creators can get free access to certain live streaming of amateur tournaments, and gamers and creators pay fees or subscriptions to compete in league competitions. The Company enters into contracts which may include combinations of products, support and professional services, which may be accounted for as separate performance obligations with differing revenue recognition patterns.

At the end of December 31, 2024 and 2023, the Company did not have any contract assets or liabilities arising from contracts with customers. This was due to the fact that all service agreements for tournaments were entered into and completed in the same year.

Performance Obligations

The Company earns the majority of its revenue from hosting esports tournaments. The main performance obligation has been organizing and executing these tournaments. There are many different deliverables that are noted or implied in these contracts with customers including but not limited to, planning the event, identifying vendors and locations, completing administrative tasks, managing the event staff, coordinating the tournaments, and executing sponsorship advertisement. Contracts vary in length and extent of deliverables. Some tournaments are single events, while others require the Company to have qualifiers leading up to a championship event. In the case of contracts for longer tournament deliverables, the Company has identified each qualifier and each championship event as performance obligations. For single event contracts, the performance obligation is the execution of the event. These performance obligations are met once the tournaments are hosted and completed.

In the case of revenue earned from the Twitch Affiliate Program, the Company’s performance obligations is to create content and maintain a channel to which (i) customers can subscribe, (ii) ads can be played to viewers by Twitch to generate revenue and (iii) customers can use bits. These performance obligations are monitored by Twitch and the Company receives the revenue from those obligations. On a monthly basis, the Company receives from Twitch its respective portion of the revenue generated by its content. This source of revenue is insignificant and not a main source of income for the Company.

Judgments and Estimates

The Company’s contracts include commitments to transfer tournament hosting and a gaming community platform service that customers can subscribe to. Judgment is required to allocate the transaction price to each performance obligation. The Company has carefully evaluated the timing of when the completion of performance obligations occurs for tournament hosting revenue and has determined that it occurs at the point in time in which the event has been completed. For single event tournaments, the Company determines the transaction price to be the contracted amount and allocates that price to the single performance obligation. In the case of tournaments with multiple events and performance obligations, the Company evaluates the magnitude of the performance obligations to make an estimate of the allocation of the transaction price (total contract amount) to the multiple performance obligations. It is the Company’s judgment that the transaction price for multiple event tournaments is allocated evenly throughout each of the total qualifier and championship match events. The reasoning is because at each event, there is no distinguishable difference in the amount of advertising and/or other obligations that are performed and thus, service that is provided for the customer.

In the case of subscription revenue, which is recognized over time, the Company has determined that the revenue is earned ratably over the period of the subscription. Revenue is recognized evenly over the subscription period because there is no discernable difference in the amount of service that is provided in each of the days within the subscription period.

Costs to Obtain or Fulfill a Contract

The new revenue recognition standard requires the capitalization of certain incremental costs of obtaining a contract. These typically are represented by commission expenses. Prior to the Company’s adoption of the new revenue standard, commission expenses would be recognized in the period incurred. Under the new revenue recognition standard, the Company is required to recognize these expenses over the period of benefit associated with these costs. This results in a deferral of certain commission expenses each period. There were no deferred commissions related to contracts that were or were not completed prior to December 31, 2024 and 2023. The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year.